                            THE MALAYSIA FUND, INC.

                 ---------------------------------------------

OFFICERS AND DIRECTORS

Barton M. Biggs              Dato Malek Merican
CHAIRMAN OF THE BOARD        DIRECTOR
OF DIRECTORS                 William G. Morton, Jr.
Frederick B. Whittemore      DIRECTOR
VICE-CHAIRMAN OF THE BOARD   James W. Grisham
OF DIRECTORS                 VICE PRESIDENT
Warren J. Olsen              Michael F. Klein
PRESIDENT AND DIRECTOR       VICE PRESIDENT
Peter J. Chase               Harold J. Schaaff, Jr.
DIRECTOR                     VICE PRESIDENT
John W. Croghan              Joseph P. Stadler
DIRECTOR                     VICE PRESIDENT
David B. Gill                Valerie Y. Lewis
DIRECTOR                     SECRETARY
Graham E. Jones              James R. Rooney
DIRECTOR                     TREASURER
John A. Levin                Belinda A. Brady
DIRECTOR                     ASSISTANT TREASURER

                 ---------------------------------------------
U.S. INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
           ---------------------------------------------------------
MALAYSIAN INVESTMENT ADVISER
Arab-Malaysian Consultant Sdn Bhd
21st-29th Floors, Bangurian Arab-Malaysian
Jalan Raja Chulan, 5200 Kuala Lumpur, Malaysia
           ---------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
           ---------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company (International)
One Pierrepont Plaza
Brooklyn, New York 11201
The Chase Manhattan Bank (Domestic)
770 Broadway
New York, New York 10003
           ---------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
           ---------------------------------------------------------
LEGAL COUNSEL
Sullivan & Cromwell
125 Broad Street
New York, New York 10004
           ---------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

           ---------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.

                                   ----------

                                      THE
                                 MALAYSIA FUND,
                                      INC.
                                   ----------

                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1996
                      MORGAN STANLEY ASSET MANAGEMENT INC.
                               INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
--------

For the nine month period ended September 30, 1996, the total return for The Malaysia Fund, Inc. (the "Fund"), based on net asset value per share, was 14.62% compared to 15.60% for the U.S. dollar adjusted Kuala Lumpur Stock Exchange Index ("KLSE Index"). For the three month period ended September 30, 1996, the Fund's total return, based on net asset value per share was -1.30%, compared to -0.54% for the KLSE Index. For the period since the Fund's inception on May 4, 1987 through September 30, 1996, the Fund's total return, based on net asset value per share, was 200.66% compared to 187.07% for the KLSE Index. On September 30, 1996, the closing price of the Fund's shares on the New York Stock Exchange was $19.375, representing 8.8% discount to the NAV per share.

The Malaysian market recorded a mixed performance in the third quarter of 1996 with market activity mainly centered on Second Board counters as investors snapped up relatively illiquid stocks on reports of awards of infrastructure contracts and backdoor injections of capital. For the third quarter, the market initially fell on concerns of earnings disappointments but managed to rebound late in the quarter as results turned out to be better than initially expected. Continued improvement in the trade deficit during the quarter also soothed sentiment in the market.

The bulk of the market's appreciation for the nine months ended September 30, 1996 came in the first quarter of the year when the market was re-rated on the back of an improvement in the external accounts and a bullish outlook on domestic interest rates. Second Board stocks, however, have continued to surge ahead with a gain of more than 100% year-to-date on a composite basis. The stronger performance of the Second Board partially reflects the robust underlying liquidity that continues to flush the Malaysian market and the greater occurrence of corporate activity among more tightly controlled companies listed on the Second Board compared with the Main Board.

The Fund's modest underperformance to the KLSE Index for the nine month period ended September 30, 1996 was essentially due to certain of the Fund's larger positions such as Genting (-14.2%) and Resorts World (+4.4%) which lagged the performance of the market. However, these stocks have strong underlying assets and valuable franchises whose long-term potential remains excellent.

Following nine strong years of uninterrupted economic expansion, the Malaysian economy is beginning to show some signs of consolidation with GDP growth for the first half of 1996 reported at 8.4%. GDP growth for the full year is expected to be revised down to 8.0%. Moderation in export growth, which coincides with the slowdown in global growth and inventory adjustments in the electronic sector, has had the desirable effect of cooling the Malaysian economy which has been straining at full employment for many years. A steady stream of infrastructure projects, however, is expected to cushion the growth from decelerating significantly. Malaysia's trade deficit sank to MR 0.8 billion from MR 5.6 billion for the first half of 1996 compared to the first half of 1995. The improvement to the underlying trend of imports slowing at a faster pace than exports is expected to continue into 1997, thereby easing pressure on the balance of payment accounts. The inflation picture as reflected by the Consumer Price Index continued to show an improving trend averaging 3.6% for the year to July, which is comfortably below the 4.0% targeted by the government. Finally, interest rates have begun to show signs of peaking as deposit rates have already been adjusted marginally downward.

The medium-term outlook for the Malaysian market remains positive as domestic interest rates are expected to basically be flat and the upcoming Budget is expected to be pro-growth. In addition, earnings for large cap stocks are forecast to recover and valuations remain undemanding at approximately 19 times prospective 1997 earnings. The Fund is well positioned for a rally in the fourth quarter with its focus mainly on infrastructure-related stocks and consumer and gaming stocks that are expected to benefit from an upswing in the market. The Fund will continue to remain fully invested as the investment environment appears benign with peaked interest rates, stable political conditions, upward revisions in earnings and continued improvement in the trade and current accounts deficits.

Sincerely,

 [WARREN J. OLSEN SIGNATURE]
Warren J. Olsen
PRESIDENT AND DIRECTOR

[EAN WAH CHIN SIGNATURE]
Ean Wah Chin
SENIOR PORTFOLIO MANAGER

[JOSPEH TERN SIGNATURE]
Joseph Tern
PORTFOLIO MANAGER

November 15, 1996

The Malaysia Fund, Inc.
Investment Summary as of September 30, 1996
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

HISTORICAL
INFORMATION (UNAUDITED)
                                                           TOTAL RETURN (%)
                             ----------------------------------------------------------------------------

                                 MARKET VALUE (1)        NET ASSET VALUE (2)           INDEX (1)(3)
                             ------------------------  ------------------------  ------------------------
                                            AVERAGE                   AVERAGE                   AVERAGE
                              CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL     CUMULATIVE     ANNUAL
                             ------------------------  ------------------------  ------------------------
FISCAL YEAR TO DATE               14.17%       --           14.62%       --           15.60%       --
ONE YEAR                          10.52        10.52%       12.92        12.92%       13.72        13.72%
FIVE YEAR                        136.74+       18.81+      150.57+       20.17+      137.38        18.87
SINCE INCEPTION*                 174.00+       11.30+      200.66+       12.40+      187.07        11.85

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------

RETURNS AND PER SHARE INFORMATION
A BAR CHART REFLECTING THE DATA BELOW IS REFLECTED HERE.

       YEARS ENDED DECEMBER 31:
                                           1987*      1988       1989       1990       1991       1992       1993       1994
Net Asset Value Per Share                   $ 7.42     $ 8.98    $ 13.77    $ 12.41    $ 13.55    $ 16.28    $ 27.32    $ 18.57
Market Value Per Share                      $ 5.88     $ 7.50    $ 18.75    $ 11.38    $ 11.75    $ 16.25    $ 28.00    $ 17.38
Premium/(Discount)                          -20.8%     -16.5%      36.2%      -8.3%     -13.3%      -0.2%       2.5%      -6.4%
Income Dividends                             $0.15      $0.17      $0.11      $0.21      $0.07          -      $0.16      $0.02
Capital Gains Distributions                      -          -          -          -          -          -      $1.13      $3.59
The Malaysia Fund, Inc. (2)                -32.20%     23.32%     54.57%     -8.35%      9.80%     20.15%    98.28%+    -18.87%
U.S. dollar adjusted Kuala Lumpur
Stock Exchange Composite Index (1)(3)**    -33.54%     25.73%     57.91%    -10.02%      9.13%     20.19%     92.60%    -19.66%

                                                     NINE MONTHS ENDED
       YEARS ENDED DECEMBER 31:                      SEPTEMBER 30,1996
                                           1995         (UNAUDITED)
Net Asset Value Per Share                   $18.58                $21.26
Market Value Per Share                      $17.00                $19.38
Premium/(Discount)                           -8.5%                 -8.8%
Income Dividends                                 -                     -
Capital Gains Distributions                  $0.84                 $0.03
The Malaysia Fund, Inc. (2)                  4.33%                14.62%
U.S. dollar adjusted Kuala Lumpur
Stock Exchange Composite Index (1)(3)**      3.05%                15.60%

(1) Assumes dividends and distributions, if any, were reinvested.

(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. This return does not include the effect of dilution in connection with the Rights Offering. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.

(3) The U.S. dollar adjusted Kuala Lumpur Stock Exchange (KLSE) Composite Index is a broad based capitalization weighted index of 100 stocks listed on the exchange.

 * The Fund commenced operations on May 4, 1987.
** Unaudited.

 + Adjusted for Rights Offering.

The Malaysia Fund, Inc.
Portfolio Summary as of September 30, 1996 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Equity Securities            96.0%
Short-Term Investments        4.0%

--------------------------------------------------------------------------------

SECTORS

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Automobiles                     5.5%
Banking                         8.4%
Construction & Housing          4.9%
Energy Sources                  4.5%
Financial Services             10.4%
Leisure & Tourism              16.2%
Machinery & Engineering         4.0%
Multi-Industry                 17.3%
Telecommunications              7.7%
Utilities-Electrical &
Gas                             9.2%
Other                          11.9%

--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS

                                                       PERCENT OF
                                                       NET ASSETS
                                                     ---------------
       1.  Telekom Malaysia Bhd                              7.7%
       2.  Malayan Banking Bhd                               7.5
       3.  Genting Bhd                                       6.9
       4.  Resorts World Bhd                                 5.8
       5.  Petronas Gas Bhd                                  4.8

                                                       PERCENT OF
                                                       NET ASSETS
                                                     ---------------

       6.  Sime Darby Bhd                                    4.6%
       7.  Dialog Group Bhd                                  4.5
       8.  Tenaga Nasional Bhd                               4.4
       9.  Renong Bhd                                        4.2
      10.  United Engineers Ltd.                             4.0
                                                             ---
                                                            54.4%
                                                             ---
                                                             ---

INVESTMENTS (UNAUDITED)
---------

SEPTEMBER 30, 1996

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
MALAYSIAN COMMON STOCKS (100.7%)
 (Unless otherwise noted)
---------------------------------------------------------
------------
AUTOMOBILES (5.5%)
  Diversified Resources Bhd                       400,000     U.S.$  1,277
  Edaran Otomobil Nasional Bhd                    801,000            7,894
  Perusahaan Otomobil Nasional                    400,000            2,170
                                                            --------------
                                                                    11,341
                                                            --------------
---------------------------------------------------------
------------
BANKING (8.4%)
  Malayan Banking Bhd                           1,572,100           15,618
  Public Bank Bhd (Foreign)                       985,110            1,824
  Southern Bank Bhd (Warrants), expiring
    6/17/01                                       125,000               38
                                                            --------------
                                                                    17,480
                                                            --------------
---------------------------------------------------------
------------
BEVERAGES (3.8%)
  Rothmans of Pall Mall (Malaysia) Bhd            765,000            7,783
                                                            --------------
---------------------------------------------------------
------------
BROADCASTING & PUBLISHING (0.3%)
  Nanyang Press (Malaysia)                        200,000              694
                                                            --------------
---------------------------------------------------------
------------
CONSTRUCTION & HOUSING (4.9%)
  Ekran Bhd                                       391,000            1,685
  IJM Corp. Bhd                                 3,000,000            5,841
  Intria Bhd                                      850,000            2,543
                                                            --------------
                                                                    10,069
                                                            --------------
---------------------------------------------------------
------------
ENERGY SOURCES (4.5%)
  Dialog Group Bhd                                484,000            9,414
                                                            --------------
---------------------------------------------------------
------------
FINANCIAL SERVICES (10.4%)
  Gadek Capital Bhd                             1,600,000            4,692
  Hong Leong Credit Bhd                           916,199            4,277
  MBF Capital Bhd                               4,700,000            6,676
  Oriental Holdings Bhd                           298,000            2,390
  TA Enterprise Bhd                             2,420,000            3,417
                                                            --------------
                                                                    21,452
                                                            --------------
---------------------------------------------------------
------------
FOOD & HOUSEHOLD PRODUCTS (1.5%)
  Kentucky Fried Chicken Holdings Bhd
    (Malaysia)                                    675,001            2,935
  Kentucky Fried Chicken Holdings Bhd
    (Rights)                                       81,000               68
                                                            --------------
                                                                     3,003
                                                            --------------
---------------------------------------------------------
------------
FOREST PRODUCTS & PAPER (0.8%)
  Jaya Tiasa Holdings                             282,000            1,755
                                                            --------------
---------------------------------------------------------
------------
LEISURE & TOURISM (16.2%)
  Genting Bhd                                   1,974,000           14,334
  Magnum Corp. Bhd                              1,500,000            2,549
  Resorts World Bhd                             2,106,666           11,935
  Sarawak Enterprise Corp.                      1,000,000            1,788
  Sunmay City Bhd                               1,163,000            2,924
                                                            --------------
                                                                    33,530
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)

---------------------------------------------------------
------------
MACHINERY & ENGINEERING (4.0%)
  United Engineers Ltd.                         1,068,000   U.S.$    8,267
                                                            --------------
---------------------------------------------------------
------------
MISCELLANEOUS MATERIALS & COMMODITIES (2.1%)
  Kian Joo Can Factory Bhd                        772,000            4,251
                                                            --------------
---------------------------------------------------------
------------
MULTI-INDUSTRY (17.3%)
  Eastern & Oriental Bhd                          800,000            1,692
  Hicom Holdings Bhd                            1,550,000            4,236
  Hicom Holdings Bhd (Warrants),
    expiring 12/18/00                             220,000              248
  IOI Corp. Bhd                                 2,630,000            4,008
  Leader Universal Cable Holdings Bhd           1,032,000            2,223
  Renong Bhd                                    5,220,000            7,997
  Renong Bhd (Warrants), expiring
    11/21/00                                      690,000              287
  Renong Bhd 4.00%, 5/21/01, CULS                   1,104              405
  Road Builder Holdings Bhd                     1,000,000            5,147
  Sime Darby Bhd                                2,859,400            9,470
                                                            --------------
                                                                    35,713
                                                            --------------
---------------------------------------------------------
------------
REAL ESTATE (1.9%)
  Selangor Properties Bhd                       2,300,000            2,652
  Shah Alam Properties Bhd                        284,000            1,348
                                                            --------------
                                                                     4,000
                                                            --------------
---------------------------------------------------------
------------
TELECOMMUNICATIONS (7.7%)
  Telekom Malaysia Bhd                          1,798,000           15,854
                                                            --------------
---------------------------------------------------------
------------
TRANSPORTATION -- AIRLINES (0.0%)
  Malaysian Helicopter Bhd (Warrants),
    expiring 6/11/00                              158,800               75
                                                            --------------
---------------------------------------------------------
------------
TRANSPORTATION -- SHIPPING (2.2%)
  Diperdana Corp. Bhd                              15,000              118
  Malaysian International Shipping Bhd
    (Foreign)                                   1,432,000            4,400
                                                            --------------
                                                                     4,518
                                                            --------------
---------------------------------------------------------
------------
UTILITIES -- ELECTRICAL & GAS (9.2%)
  Petronas Gas Bhd                              2,460,000           10,011
  Tenaga Nasional Bhd                           2,598,000            9,122
                                                            --------------
                                                                    19,133
                                                            --------------
---------------------------------------------------------
------------

                                                                     VALUE
                                                   SHARES            (000)
---------------------------------------------------------
------------
TOTAL MALAYSIAN COMMON STOCKS
  (Cost U.S. $149,529)                                      U.S.$  208,332
                                                            --------------
---------------------------------------------------------
------------
                                                   AMOUNT
                                                    (000)
---------------------------------------------------------
------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (4.1%)
(Interest Bearing Demand Account)
  Malaysian Ringgit
  (Cost U.S. $8,600)                           MYR 21,499            8,578
                                                            --------------
---------------------------------------------------------
------------
TOTAL INVESTMENTS (104.8%)
  (Cost U.S. $158,129)                                             216,910
                                                            --------------
---------------------------------------------------------
------------
OTHER ASSETS AND LIABILITIES (-4.8%)
  Other Assets                               U.S.$  3,405
  Liabilities                                     (13,400)          (9,995)
                                          ---------------   --------------
---------------------------------------------------------
------------
NET ASSETS (100%)
  Applicable to 9,732,966, issued and
    outstanding U.S. $0.01 par value
    shares (20,000,000 shares
    authorized)                                             U.S.$  206,915
                                                            --------------
                                                            --------------
---------------------------------------------------------
------------
NET ASSET VALUE PER SHARE                                     U.S.$  21.26
                                                            --------------
                                                            --------------
---------------------------------------------------------
------------

CULS -- Convertible Unsecured Loan Stock.

                                       6